Taxation (Tables)	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Income Tax Provision and Reconciliation of Income Tax Provision
3.1.	Taxation

	6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
	$’000	$’000	$’000	$’000	1
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-	-
Total tax (expense) / benefit	-	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(4,070)	(9,554)	(7,825)	(6,391)
Prima facie taxation benefit at 30%	(1,221)	(2,866)	(2,348)	(1,917)
Decrease / (increase) in income tax benefit due to:
Differences in tax rates	129	273	232	224
Non-deductible expenses	337	1,162	746	1,113
Foreign exchange and other translation adjustments	81	(38)	(130)	(586)
Additional tax deductible expenditure	(25)	(4)	(7)	(166)
Unrecognized tax losses relating to current year	699	1,473	1,507	1,181
Adjustments for prior years	-	-	-	151
Income tax (expense) / benefit	-	-	-	-

Deferred Tax
Deferred tax relates to the following:
	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,326)	(1,406)	(1,368)
Losses available for offsetting against future taxable income	1,326	1,406	1,368
Net deferred tax asset	-	-	-

Non-recognized Tax Losses
	Jurisdiction at December 31, 2025
	Australia	USA	Canada
	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	11,707	29,046	327
Movement during the period	(879)	(175)	(5)
Balance at the end of the period	10,828	28,871	322

	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	4,795	-	-
Movement during the period	(8)	-	-
Balance at the end of the period	4,787	-	-
Total revenue and capital losses not recognized	15,615	28,871	322